Taxation	12 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Taxation	TAXATION
Accounting policy
Taxation is made up of current and deferred taxation. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred taxation is recognised on temporary differences existing at each reporting date between the tax base of all assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred taxation, except to the extent that deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and does not affect the accounting or taxable profit or loss at the time of the transaction. Deferred tax is charged to profit or loss, except where the tax relates to items recognised in other comprehensive income or directly in equity in which case the tax is also recognised in other comprehensive income or directly in equity. The effect on deferred tax of any changes in tax rates is recognised in the income statement, except to the extent that it relates to items previously charged or credited directly to equity.

The principal temporary differences arise from amortisation and depreciation on property, plant and equipment, provisions, unutilised tax losses, unutilised capital allowances carried forward and unrealised gains and losses on the gold forward sale contracts. Deferred tax assets relating to the carry forward of unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profit will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.

Deferred income tax is provided on temporary differences arising from investments in subsidiaries, joint ventures and associates, except where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
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Critical accounting estimates and judgements
The group is subject to income tax in several jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled. When different tax rates apply to different levels of taxable income, deferred tax assets and liabilities are measured using the average tax rates that are expected to apply to the taxable profit (tax loss) of the periods in which the temporary differences are expected to reverse. At the group’s South African operations, such average tax rates are directly impacted by the profitability of the relevant mine. The deferred tax rate is therefore based on the current estimate of future profitability of an operation when temporary differences will reverse, based on tax rates and tax laws that have been enacted at the balance sheet date. The future profitability of each mine, in turn, is determined by reference to the life-of-mine (LoM) plan for that operation. The LoM plan is influenced by factors as disclosed in note 15, which may differ from one year to the next and normally result in the deferred tax rate changing from one year to the next.

Management has to exercise judgement with regard to deferred tax assets. Where it is not probable that future taxable income may flow against which these assets can be offset, the deferred tax assets are not recognised.

The taxation (expense)/credit for the year is as follows:

	SA Rand
Figures in million	2021	2020	2019
SA taxation
Mining tax (a)	(464)	(56)	(19)
– current year	(467)	(61)	(14)
– prior year	3	5	(5)
Non-mining tax (b)	(80)	(2)	(124)
– current year	(81)	(2)	(121)
– prior year	1	—	(3)
Deferred tax (c)	(714)	(197)	282
– current year	(714)	(197)	282

Total taxation (expense)/credit	(1 258)	(255)	139

(a)    Mining tax on gold mining taxable income in South Africa is determined according to a formula, based on the taxable income from mining operations. 5% of total revenue is exempt from taxation while the remainder is taxable at a higher rate (up to a maximum of 34%) than non-mining income (28%) as a result of applying the gold mining formula. Mining and non-mining income of Australian entities and PNG operation are taxed at a standard rate of 30%.

All qualifying mining capital expenditure is deducted from taxable mining income to the extent that it does not result in an assessed loss. Accounting depreciation is eliminated when calculating the South African mining tax income. Excess capital expenditure is carried forward as unredeemed capital to be claimed from future mining taxable income. The group has several tax paying entities in South Africa. In terms of the mining ring-fencing application, each ring-fenced mine is treated separately and deductions can normally only be utilised against mining income generated from the relevant ring-fenced mine.

The movement in foreign exchange translation from losses in the prior year to gains in the current year as well as higher mining taxable income due to the increase of revenue resulted in the increase in the current tax expense during the 2021 year. This was also impacted by certain companies within the group using their unredeemed capital allowances as well as assessed losses.

(b)    Non-mining taxable income of mining companies and the taxable income for non-mining companies are taxed at the statutory corporate rate of 28%.The expense for the 2021 and 2019 relates to non-mining tax arising from derivative gains (realised and unrealised) recognised on the foreign currency derivatives as well as the realised gains on the commodity forward sale contracts. During 2020, the losses on the derivative contracts resulted in non-mining tax losses. See discussion on deferred tax below. Refer to note 19 for details on the group's derivative gains and losses recorded.
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(c)    The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at the balance sheet date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year.

Following the completion of the annual life-of-mine plans, management revised the weighted average deferred tax rates for all the South African operations. The higher gold price assumption used resulted in an increase in the estimated profitability and consequently higher rates than in the prior year for certain subsidiaries. Refer to note 15 for the assumptions used. These changes, together with changes in the temporary differences, had the following impacts:
•The change in rates on temporary differences at the individual company level, other than hedge accounted derivatives, resulted in an increase in the deferred tax expense and liability to the amount of R55 million.
•Unwinding of temporary differences related to unredeemed capital expenditure balance resulted in an increase of R301 million in the deferred tax expense.
•Unwinding of temporary differences related to the assessed loss balance resulted in an increase of R144 million in the deferred tax expense.
•The Rand strengthened during the year which had the effect of reducing the loss on the Rand gold contracts that matured during the 2021 financial year as well as positively impacting those that were outstanding at 30 June 2021. Refer to notes 19 and 39 for detail. The temporary differences related to the Rand gold derivatives changed from deductible temporary differences (i.e. resulting in a deferred tax asset) to taxable temporary differences (resulting in a deferred tax liability). Management assessed the rates at which the temporary differences are expected to reverse and revised the rate from the weighted average deferred tax rate to the non-mining tax rate of 28%. This accounts for R184 million of the deferred tax expense charged directly to other comprehensive income.
•As at 30 June 2020 a deferred tax asset was recognised in Harmony Gold Mining Company Limited (Harmony Company) and Randfontein Estates Limited (Randfontein Estates). Subsequently, the net deferred tax asset balance has decreased due to the utilisation of assessed losses, unredeemed capital expenditure and a decrease in the net derivative liability. Harmony Company's deferred tax asset balance reduced to R175 million while Randfontein Estates' deferred tax asset became a deferred tax liability. Furthermore, the newly acquired Chemwes (Pty) Limited (Chemwes Company) is in a net deferred tax asset position.

A deferred tax asset continues to be recognised for Harmony Company at 30 June 2021 as it is considered probable that sufficient future taxable profits will be available against which the remaining deductible temporary differences existing at the reporting date can be utilised. Management also believes there will be sufficient future taxable income from the operations owned by Chemwes Company and therefore the entire balance of R97 million was recognised at 30 June 2021.
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Income and mining tax rates
The tax rate remained unchanged for the 2019, 2020 and 2021 years.

Major items causing the group's income tax provision to differ from the South African mining statutory tax rate of 34% were:

	SA Rand
Figures in million	2021	2020	2019
Tax (expense)/credit on net profit/loss at the mining statutory tax rate	(2 170)	202	934
Non-allowable deductions and non-taxable items	(153)	(221)	(241)
Share-based payments	(49)	(62)	(70)
Gain on bargain purchase	102	—	—
Acquisition and integration costs	(75)	—	—
Impairment of assets	(64)	—	(2)
Exploration expenditure	—	(55)	(36)
Finance costs	(50)	(76)	(68)
Other	(17)	(28)	(65)
Movement in temporary differences related to property, plant and equipment	378	(355)	(1 388)
Movements in temporary differences related to other assets and liabilities	(465)	(452)	98
Difference between effective mining tax rate and statutory mining rate on mining income	145	10	(175)
Difference between non-mining tax rate and statutory mining rate on non-mining income	17	—	19
Effect on temporary differences due to changes in effective tax rates[1]	(55)	(469)	83
Prior year adjustment	(4)	5	(8)
Capital allowances[2]	860	766	684
Deferred tax asset not recognised[3]	189	34	133
Deferred tax asset previously not recognised now recorded[4]	—	225	—
Income and mining taxation (expense)/credit	(1 258)	(255)	139
Effective income and mining tax rate (%)	20	(43)	5
[1]    This mainly relates to movements in the deferred tax rate related to Harmony (29.8% to 27.4%) (2020: 25.7% to 29.8%) (2019: 10.5% to 25.7%), Freegold (11.4% to 12.1%) (2020: 8.1% to 11.4%) (2019: 8.7% to 8.1%), Randfontein Estates Limited (Randfontein) (10.1% to 5.1%) (2020: 4.5% to 10.1%) (2019: 1.8% to 4.5%) and Moab (17.3% to 17.6%) (2020: 4.7% to 17.3%) (2019: 9.1% to 4.7%).
[2]    This relates to the additional capital allowance that may be deducted from taxable income from mining operations in South Africa. A significant portion relates to Avgold Limited (Avgold) which has a 0% effective tax rate.
[3]    This relates to tax losses and deductible temporary differences for which future taxable profits are uncertain and are not considered probable.
4    In 2020, the assessment on whether there would be future profits for Harmony Company as well as taxable temporary differences which the deductible temporary differences can be reversed against was performed. Management concluded that there would be and therefore the deferred tax asset not recognised in the 2019 year was recognised at 30 June 2020.

Deferred tax
The analysis of deferred tax assets and liabilities is as follows:

	SA Rand
Figures in million	2021	2020
Deferred tax assets	(1 202)	(1 803)
Deferred tax asset to be recovered after more than 12 months	(522)	(1 091)
Deferred tax asset to be recovered within 12 months	(680)	(712)
Deferred tax liabilities	3 108	2 268
Deferred tax liability to be recovered after more than 12 months	2 713	2 034
Deferred tax liability to be recovered within 12 months	395	234

Net deferred tax liability	1 906	465
12     TAXATION continued
Deferred tax continued
Deferred tax liabilities and assets on the balance sheet as of 30 June 2021 and 30 June 2020 relate to the following:

	SA Rand
Figures in million	2021	2020
Gross deferred tax liabilities	3 108	2 268
Amortisation and depreciation	2 807	2 211
Derivative financial instruments	276	—
Other	25	57
Gross deferred tax assets	(1 202)	(1 803)
Unredeemed capital expenditure[1]	(3 540)	(4 923)
Provisions, including non-current provisions	(1 157)	(1 156)
Contingent consideration liability	(47)	—
Streaming contract liability	(140)	—
Derivative financial instruments	—	(505)
Tax losses[2]	(1 151)	(1 718)
Deferred tax asset not recognised[3]	4 833	6 499

Net deferred tax liability	1 906	465
[1]    Unredeemed capital expenditure mainly consists of Hidden Valley R3 157 million (2020: R4 555 million).
[2]    The majority of the amount relates to Hidden Valley's tax losses of R1 089 million (2020: R1 327 million).
[3]    The majority of the deferred tax asset not recognised of R4 833 million relates to Harmony's PNG operations (2020: R6 499 million).

Movement in the net deferred tax liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	465	687
Expense per income statement	714	197
Acquisition of Mponeng operations and related assets	(55)	—
Tax directly charged to other comprehensive income	782	(419)
Balance at end of year	1 906	465
Deferred tax asset per balance sheet	(272)	(531)
Deferred tax liability per balance sheet	2 178	996

	SA Rand
Figures in million	2021	2020
As at 30 June, the group had the following potential future tax deductions:
Unredeemed capital expenditure available for utilisation against future mining taxable income[1]	41 184	43 395
Tax losses carried forward utilisable against mining taxable income[2]	5 746	7 356
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains[4]	570	570
As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	13 820	14 618
The unrecognised temporary differences are:
Unredeemed capital expenditure[3]	37 667	40 330
Tax losses[2]	4 832	5 156
CGT losses[4]	570	570
[1]     Includes Avgold R24 161 million (2020: R21 483 million), Randfontein R1 268 million (2020: R2 261 million), Moab Khotsong R185 million (2020: R625 million) and Hidden Valley R13 506 million (2020: R18 847 million). These have an unlimited carry-forward period.
[2]    Relates mainly to Hidden Valley and the PNG exploration operations. These have an unlimited carry-forward period.
[3]    Relates to Avgold and Hidden Valley.
[4]    The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains.

Dividend tax (DT)
The withholding tax on dividends remained unchanged at 20%.

Disclosure of deferred taxes
Deferred tax
The analysis of deferred tax assets and liabilities is as follows:

	SA Rand
Figures in million	2021	2020
Deferred tax assets	(1 202)	(1 803)
Deferred tax asset to be recovered after more than 12 months	(522)	(1 091)
Deferred tax asset to be recovered within 12 months	(680)	(712)
Deferred tax liabilities	3 108	2 268
Deferred tax liability to be recovered after more than 12 months	2 713	2 034
Deferred tax liability to be recovered within 12 months	395	234

Net deferred tax liability	1 906	465
12     TAXATION continued
Deferred tax continued
Deferred tax liabilities and assets on the balance sheet as of 30 June 2021 and 30 June 2020 relate to the following:

	SA Rand
Figures in million	2021	2020
Gross deferred tax liabilities	3 108	2 268
Amortisation and depreciation	2 807	2 211
Derivative financial instruments	276	—
Other	25	57
Gross deferred tax assets	(1 202)	(1 803)
Unredeemed capital expenditure[1]	(3 540)	(4 923)
Provisions, including non-current provisions	(1 157)	(1 156)
Contingent consideration liability	(47)	—
Streaming contract liability	(140)	—
Derivative financial instruments	—	(505)
Tax losses[2]	(1 151)	(1 718)
Deferred tax asset not recognised[3]	4 833	6 499

Net deferred tax liability	1 906	465
[1]    Unredeemed capital expenditure mainly consists of Hidden Valley R3 157 million (2020: R4 555 million).
[2]    The majority of the amount relates to Hidden Valley's tax losses of R1 089 million (2020: R1 327 million).
[3]    The majority of the deferred tax asset not recognised of R4 833 million relates to Harmony's PNG operations (2020: R6 499 million).

Movement in the net deferred tax liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	465	687
Expense per income statement	714	197
Acquisition of Mponeng operations and related assets	(55)	—
Tax directly charged to other comprehensive income	782	(419)
Balance at end of year	1 906	465
Deferred tax asset per balance sheet	(272)	(531)
Deferred tax liability per balance sheet	2 178	996

	SA Rand
Figures in million	2021	2020
As at 30 June, the group had the following potential future tax deductions:
Unredeemed capital expenditure available for utilisation against future mining taxable income[1]	41 184	43 395
Tax losses carried forward utilisable against mining taxable income[2]	5 746	7 356
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains[4]	570	570
As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	13 820	14 618
The unrecognised temporary differences are:
Unredeemed capital expenditure[3]	37 667	40 330
Tax losses[2]	4 832	5 156
CGT losses[4]	570	570
[1]     Includes Avgold R24 161 million (2020: R21 483 million), Randfontein R1 268 million (2020: R2 261 million), Moab Khotsong R185 million (2020: R625 million) and Hidden Valley R13 506 million (2020: R18 847 million). These have an unlimited carry-forward period.
[2]    Relates mainly to Hidden Valley and the PNG exploration operations. These have an unlimited carry-forward period.
[3]    Relates to Avgold and Hidden Valley.
[4]    The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains.